Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
Debt consists of the following (in thousands):

	December 31,
	2020	2019
Term loan:
Term Loan (due December 23, 2024)	$175,000	$175,000
Less: Unamortized discount and debt issuance costs	(895)	(1,087)
	$174,105	$173,913
Successor Credit Facility

In December 2019, the Company entered into a senior credit facility consisting of (i) a $175.0 million senior secured term loan (“Term Loan”) and (ii) a $250.0 million senior secured revolving credit facility (“Revolver”, and collectively with the Term Loan, the “Credit Facility”). Wells Fargo Securities, LLC is lead arranger and bookrunner and Wells Fargo Bank, National Association is administrative agent under the Credit Facility (the “Administrative Agent”).

The Term Loan matures on December 23, 2024 and the Revolver matures on December 23, 2023, subject to extension up to one year. The Administrative Agent released the collateral in connection with the Company’s satisfaction of the Collateral Release Requirements in the fourth quarter of 2020, therefore interest rates under the Credit Facility are based on the Company’s consolidated total leverage ratio, and are determined by (A) in the case of the Term Loan either (i) LIBOR, plus a margin ranging from 1.15% to 1.60%, based on the Company’s consolidated total leverage ratio, or (ii) a Base Rate (as defined in the Credit Facility), plus a margin ranging from 0.15% to 0.60%, based on the Company’s consolidated total leverage ratio and (B) in the case of the Revolver either (i) LIBOR, plus a margin ranging from 1.20% to 1.80%, based on the Company’s consolidated total leverage ratio, or (ii) a Base Rate (as defined in the Credit Facility), plus a margin ranging from 0.20% to 0.80%, based on the Company’s consolidated total leverage ratio. Interest is payable monthly or at the end of the applicable interest period in arrears on any outstanding borrowings.

Prior to the collateral release, the Credit Facility was secured by a first priority perfected security interest in and lien on all existing and future equity interests of the Company’s direct and indirect subsidiaries of any Eligible Property (as defined in the Credit Facility) owned by the Company or any of the Company’s subsidiaries. The Credit Facility also provided that the Administrative Agent has the option to release the collateral securing the Credit Facility upon delivery of satisfactory evidence from the Company that Collateral Release Requirements (as defined in the Credit Facility) have been met, which requirements include, among others, conditions related to the unencumbered asset value and asset diversification of the Company.

For so long as the Credit Facility was secured, which was through the period ended September 30, 2020, the interest rates under the Credit Facility were based on the Company’s consolidated total leverage ratio, and were determined by (A) in the case of Term Loan either (i) LIBOR, plus a margin ranging from 1.25% to 2.25%, based on the Company’s consolidated total leverage ratio, or (ii) a Base Rate (as defined in the Credit Facility), plus a margin ranging from 0.25% to 1.25%, based on the Company’s consolidated total leverage ratio and (B) in the case of Revolving Loans either (i) LIBOR, plus a margin ranging from 1.35% to 2.30%, based on the Company’s consolidated total leverage ratio, or (ii) a Base Rate (as defined in the Credit Facility), plus a margin ranging from 0.35% to 1.30%, based on the Company’s consolidated total leverage ratio.

The Company is required to pay a Revolver facility fee at an annual rate of 0.15% of the unused capacity if usage exceeds 50% of the total available facility, or 0.25% of the unused facility if usage does not exceed 50%. Loans from the Revolver are generally restricted if, among other things, the proposed usage of the proceeds from the loan do not meet certain criteria as outlined in the Credit Facility Agreement, if an event of default exists, or if the requested loan will create an event of default. Loans from the Revolver may not exceed the total revolving commitments.
During the second quarter of 2020, the Company entered into an amendment to the Credit Facility to amend and redefine its debt covenant calculations. The Company incurred and capitalized less than $0.1 million of financing costs relating to this amendment, which has been pro-rated to the Term Loan and Revolver based on their respective borrowing capacities.

On December 23, 2019, in connection with the acquisition of the Predecessor, the Company fully drew down on its Term Loan and used the proceeds to acquire the Predecessor who then concurrently settled its outstanding debt facilities of $168.3 million, including incremental legal and tax costs of $0.4 million, excluding unamortized deferred financing costs of $0.5 million. As part of the acquisition, the Company did not assume any obligation under the Predecessor's then outstanding debt facilities. Settlement of the Predecessor's debt was contingent upon the consummation of the Private Offering. In the Successor's consolidated statement of cash flows the consideration paid to settle the Predecessor's debt is included in acquisitions of assets of the Predecessor. The residual amount of $4.3 million was held in cash, cash equivalents and restricted cash on December 31, 2019 on the Successor's consolidated balance sheet.

Deferred financing costs are being amortized over the remaining terms of each respective loan. Term Loan deferred financing costs of $1.1 million, of which $0.9 million and $1.1 million is unamortized as of December 31, 2020 and 2019, respectively, is included within term loan, net on the consolidated balance sheets. Revolver deferred financing costs of $1.6 million, of which $1.2 million and $1.6 million is unamortized as of December 31, 2020 and 2019, respectively, is included within other assets, net on the consolidated balance sheets.

Total deferred financing costs amortized on the Term Loan and Revolver were $0.6 million and less than $0.1 million for the year ended December 31, 2020 and for the period from December 23, 2019 to December 31, 2019, respectively. This is included in interest expense on the Company’s consolidated statements of operations and comprehensive income (loss).

As of December 31, 2020, and 2019, the Term Loan had a weighted average interest rate, exclusive of amortization of deferred financing costs, of 1.97% and 3.28%, respectively, which as of September 28, 2020, is inclusive of the interest rate hedge as described in “Note 7 - Derivative Financial Instruments.”

The Company incurred interest expense in connection with the Term Loan for the year ended December 31, 2020 and for the period from December 23, 2019 to December 31, 2019 of $3.5 million and $0.2 million, respectively.

The estimated fair value of the Company’s Term Loan has been derived based on market observable inputs such as interest rates and discounted cash flow analysis using estimates of the amount and timing of future cash flows. These measurements are classified as Level 2 within the fair value hierarchy. The Company assessed that the carrying value materially approximated the estimated fair value of the Term Loan as of December 31, 2020 and 2019.

During 2020, the Company incurred interest expense, exclusive of facility fees for unused capacity, on borrowings under the Revolver of $0.1 million, with a weighted average interest rate, exclusive of amortization of deferred financing costs, of 1.54%. As of December 31, 2020 and 2019, the Company had no borrowings under the Revolver. The Company also incurred interest expense in connection with unused capacity for the year ended December 31, 2020 and for the period from December 23, 2019 to December 31, 2019 of $0.6 million and less than $0.1 million, respectively.

The Company was in compliance with all of its debt covenants as of December 31, 2020 and expects to be in compliance for the following twelve-month period.

Debt Maturity

Payments on the Term Loan are interest only through maturity. All outstanding amounts on the Term Loan are due on December 23, 2024.

Predecessor Credit Facility and Mortgages Payable

The Predecessor had a syndicated credit facility (the "Predecessor Credit Facility") with Bank of America, N.A., acting as the administrative agent, wherein the Predecessor borrowed funds to acquire its properties. The Predecessor Credit Facility was secured by a first lien on the Predecessor's portfolio of properties. As amended, the Predecessor Credit Facility consisted of legacy term loans and a $30 million accordion available on or before November 22, 2019. The Predecessor Credit Facility provided for total borrowings of up to $289.8 million subject to the approval of the lenders. The Predecessor Credit Facility provided for interest only payments through June 4, 2019 and amortized over 30-years thereafter (with interest rates based on LIBOR plus 2.4% to 2.5%). The Predecessor Credit Facility was repaid in full on December 23, 2019.
The Predecessor refinanced three properties in 2017 with a $3.3 million term loan with LegacyTexas Bank, secured by a first lien on the properties. The loan was interest only and interest was based on LIBOR plus 3.75%. The loan was repaid in full on December 23, 2019.

The Predecessor assumed five term loans in an acquisition of five properties during 2018 with a principal amount of $14.1 million with Wells Fargo. The loans were fully amortized, and interest was fixed at 5.773%. The loans were repaid in full on December 23, 2019.

In accordance with the terms of the Predecessor's credit facilities, the Predecessor was required to meet certain restrictive financial covenants which, among other things, required the Predecessor to maintain certain (i) leverage, (ii) debt service coverage and (iii) liquidity ratios.

Total deferred financing costs amortized on the Predecessor’s credit facilities was $1.0 million for the period from January 1, 2019 to December 22, 2019. This is included in interest expense on the consolidated statement of operations and comprehensive income (loss).

The Predecessor incurred interest expense of $9.3 million in connection with its borrowings for the period from January 1, 2019 to December 22, 2019.